Balance Sheet Components - Schedule of Acrcued expenses - Details (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Accrued professional service fees	$ 2,511	$ 667	$ 2,029
Accrued sales and marketing costs	779	876	1,601
Accrued research and development costs	1,786	315	1,546
Accrued tax payable	24	876	1,452
Accrued advisor fees related to the Semnur business combination	14,000	0
Accrued liability related to equity line of credit commitment shares	2,952	0	500
Accrued others	35	107	280
Accrued expenses	$ 22,087	$ 2,841	$ 7,408